SCHEDULE OF ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Beginning balance	$ 1,318,917	$ 1,269,581	$ 1,269,581	$ 1,294,876
Unrealized foreign currency translation loss	17,044	$ (98,943)	49,336	(25,295)
Ending balance	$ 1,335,961		1,318,917	1,269,581
Unrealized foreign currency translation loss			$ 49,336	$ (25,295)